FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2025
FAIR VALUE DISCLOSURES
Schedule of losses recognized on investments

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Net gain (loss) recognized during the period on investments in marketable securities	¥4,459	¥(1,965)	¥(96)
Less: Net gain (loss) recognized during the period on investments in marketable securities sold during the period	—	—	—
Unrealized gain (loss) recognized during the reporting period on investments in marketable securities still held at the reporting date	¥4,459	¥(1,965)	¥(96)